GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)

Run Date - 3/3/2022 1:26:32 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	129	0.00%	575
Amortization Term	0	25	0.00%	575
Amortization Type	0	27	0.00%	575
Appraised Value	0	2	0.00%	575
Balloon Flag	0	477	0.00%	575
Borrower First Name	0	479	0.00%	575
Borrower FTHB	0	25	0.00%	575
Borrower Last Name	0	574	0.00%	575
Borrower SSN	0	477	0.00%	575
City	0	575	0.00%	575
Contract Sales Price	0	103	0.00%	575
Decision System	0	25	0.00%	575
Doc Type	0	11	0.00%	575
Escrow Account	0	28	0.00%	575
First Payment Date	0	2	0.00%	575
Has FTHB	0	14	0.00%	575
Investor: Qualifying Total Debt Ratio	9	574	1.57%	575
Lender	0	477	0.00%	575
Lien Position	0	27	0.00%	575
LTV Valuation Value	0	104	0.00%	575
Margin	0	11	0.00%	575
Maturity Date	0	93	0.00%	575
Mortgage Type	0	8	0.00%	575
Note Date	2	120	1.67%	575
Occupancy	0	575	0.00%	575
Original CLTV	2	574	0.35%	575
Original Interest Rate	0	482	0.00%	575
Original Loan Amount	0	575	0.00%	575
Original LTV	0	575	0.00%	575
Original Term	0	13	0.00%	575
Originator Application Date	0	2	0.00%	575
Originator Loan Designation	0	477	0.00%	575
PITIA Reserves Months	0	231	0.00%	575
Product Description	0	477	0.00%	575
Property Type	0	573	0.00%	575
Purpose	0	575	0.00%	575
Refi Purpose	0	70	0.00%	575
Representative FICO	0	575	0.00%	575
State	0	573	0.00%	575
Street	0	481	0.00%	575
Zip	0	574	0.00%	575
Total	13	11,789	0.11%	575